SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	552,548	301,010
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	416,030	0
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	136,518	301,010